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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3599 Fax

May 11, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Attn: John Grzeskiewicz, Senior Counsel

Re:	DBX ETF Trust

Securities Act File No. 333-170122

Post-Effective Amendment No. 2

Investment Company Act File No. 811-22487

Amendment No. 2

Ladies and Gentlemen:

Enclosed for filing on behalf of DBX ETF Trust (the “Trust”), a newly organized open-end management investment company, is the above-referenced Pre-Effective Amendment No. 2 to the Trust’s Registration Statement, on Form N-1A, together with exhibits thereto.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.641.5669.

Sincerely,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

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